EATON VANCE ARIZONA MUNICIPALS FUND
EATON VANCE COLORADO MUNICIPALS FUND
EATON VANCE CONNECTICUT MUNICIPALS FUND
EATON VANCE MICHIGAN MUNICIPALS FUND
EATON VANCE MINNESOTA MUNICIPALS FUND
EATON VANCE NEW JERSEY MUNICIPALS FUND
EATON VANCE PENNSYLVANIA MUNICIPALS FUND
Supplement to Prospectus dated March 30, 2007

The following replaces the Annual Fund Operating Expenses tables that appear under “Fund Fees and Expenses”:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

.
Arizona Fund	Class A	Class B	Class C

Management Fees	0.34%	0.34%	0.34%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%
Other Expenses (total including Interest Expense)*	0.50%	0.50%	0.50%
Interest Expense	0.27%	0.27%	0.27%
Other Expenses (excluding Interest Expense)	0.23%	0.23%	0.23%
Total Annual Fund Operating Expenses	1.04%	1.79%	1.79%
.
Colorado Fund		Class A	Class B

Management Fees		0.20%	0.20%
Distribution and Service (12b-1) Fees		0.20%	0.95%
Other Expenses (total including Interest Expense)*		0.42%	0.42%
Interest Expense		0.09%	0.09%
Other Expenses (excluding Interest Expense)		0.33%	0.33%
Total Annual Fund Operating Expenses		0.82%	1.57%
.
Connecticut Fund	Class A	Class B	Class C

Management Fees	0.38%	0.38%	0.38%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%
Other Expenses (total including Interest Expense)*	0.36%	0.36%	0.37%
Interest Expense	0.17%	0.17%	0.17%
Other Expenses (excluding Interest Expense)	0.19%	0.19%	0.20%
Total Annual Fund Operating Expenses	0.94%	1.69%	1.70%

Michigan Fund	Class A	Class B	Class C

Management Fees	0.31%	0.31%	0.31%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%
Other Expenses (total including Interest Expense)*	0.52%	0.52%	0.52%
Interest Expense	0.24%	0.24%	0.24%
Other Expenses (excluding Interest Expense)	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses	1.03%	1.78%	1.78%

Minnesota Fund	Class A	Class B	Class C

Management Fees	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%
Other Expenses (total including Interest Expense)*	0.54%	0.54%	0.54%
Interest Expense	0.22%	0.22%	0.22%
Other Expenses (excluding Interest Expense)	0.32%	0.32%	0.32%
Total Annual Fund Operating Expenses	0.99%	1.74%	1.74%

New Jersey Fund	Class A	Class B	Class C

Management Fees	0.42%	0.42%	0.42%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%
Other Expenses (total including Interest Expense)*	0.57%	0.57%	0.57%
Interest Expense	0.39%	0.39%	0.39%
Other Expenses (excluding Interest Expense)	0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses	1.19%	1.94%	1.94%

Pennsylvania Fund	Class A	Class B	Class C

Management Fees	0.42%	0.42%	0.42%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%
Other Expenses (total including Interest Expense)*	0.58%	0.58%	0.58%
Interest Expense	0.38%	0.38%	0.38%
Other Expenses (excluding Interest Expense)	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses	1.20%	1.95%	1.95%

*“Other Expenses” includes interest expense relating to each Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. Each Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. Had these expenses not been included, total “Other Expenses” would have been in the amounts described in the table above as “Other Expenses (excluding Interest Expense)”. See “Investment Objectives & Principal Policies and Risks” for a description of these transactions.

June 27, 2007	C12/1ABPS

EATON VANCE ALABAMA MUNICIPALS FUND
EATON VANCE ARKANSAS MUNICIPALS FUND
EATON VANCE GEORGIA MUNICIPALS FUND
EATON VANCE KENTUCKY MUNICIPALS FUND
EATON VANCE LOUISIANA MUNICIPALS FUND
EATON VANCE MARYLAND MUNICIPALS FUND
EATON VANCE MISSOURI MUNICIPALS FUND
EATON VANCE NORTH CAROLINA MUNICIPALS FUND
EATON VANCE OREGON MUNICIPALS FUND
EATON VANCE SOUTH CAROLINA MUNICIPALS FUND
EATON VANCE TENNESSEE MUNICIPALS FUND
EATON VANCE VIRGINIA MUNICIPALS FUND
Supplement to Prospectus dated January 3, 2007
as revised January 19, 2007

The following replaces the Annual Fund Operating Expenses tables that appear under “Fund Fees and Expenses”:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Alabama Fund	Class A	Class B	Class C

Management Fees	0.29%	0.29%	0.29%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%
Other Expenses (total including Interest Expense)*	0.35%	0.35%	0.35%
Interest Expense	0.09%	0.09%	0.09%
Other Expenses (excluding Interest Expense)	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses	0.84%	1.59%	1.59%

Arkansas Fund	Class A	Class B	Class C

Management Fees	0.27%	0.27%	0.27%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%
Other Expenses (total including Interest Expense)*	0.48%	0.49%	0.48%
Interest Expense	0.21%	0.21%	0.21%
Other Expenses (excluding Interest Expense)	0.27%	0.28%	0.27%
Total Annual Fund Operating Expenses	0.95%	1.71%	1.70%

Georgia Fund	Class A	Class B	Class C

Management Fees	0.30%	0.30%	0.30%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%
Other Expenses (total including Interest Expense)*	0.70%	0.70%	0.70%
Interest Expense	0.45%	0.45%	0.45%
Other Expenses (excluding Interest Expense)	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.20%	1.95%	1.95%

Kentucky Fund	Class A	Class B	Class C

Management Fees	0.31%	0.31%	0.31%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%
Other Expenses (total including Interest Expense)*	0.34%	0.34%	0.34%
Interest Expense	0.06%	0.06%	0.06%
Other Expenses (excluding Interest Expense)	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses	0.85%	1.60%	1.60%

Louisiana Fund	Class A	Class B

Management Fees	0.20%	0.20%
Distribution and Service (12b-1) Fees	0.20%	0.95%
Other Expenses (total including Interest Expense)*	0.57%	0.58%
Interest Expense	0.26%	0.26%
Other Expenses (excluding Interest Expense)	0.31%	0.32%
Total Annual Fund Operating Expenses	0.97%	1.73%

Maryland Fund	Class A	Class B	Class C

Management Fees	0.32%	0.32%	0.32%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%
Other Expenses (total including Interest Expense)*	1.03%	1.03%	1.03%
Interest Expense	0.76%	0.76%	0.76%
Other Expenses (excluding Interest Expense)	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses	1.55%	2.30%	2.30%

Missouri Fund	Class A	Class B	Class C

Management Fees	0.32%	0.32%	0.32%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%
Other Expenses (total including Interest Expense)*	0.50%	0.50%	0.50%
Interest Expense	0.27%	0.27%	0.27%
Other Expenses (excluding Interest Expense)	0.23%	0.23%	0.23%
Total Annual Fund Operating Expenses	1.02%	1.77%	1.77%

North Carolina Fund	Class A	Class B	Class C

Management Fees	0.33%	0.33%	0.33%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%
Other Expenses (total including Interest Expense)*	0.62%	0.62%	0.62%
Interest Expense	0.38%	0.38%	0.38%
Other Expenses (excluding Interest Expense)	0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses	1.15%	1.90%	1.90%

Oregon Fund	Class A	Class B	Class C

Management Fees	0.36%	0.36%	0.36%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%
Other Expenses (total including Interest Expense)*	0.67%	0.67%	0.67%
Interest Expense	0.46%	0.46%	0.46%
Other Expenses (excluding Interest Expense)	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses	1.23%	1.98%	1.98%

South Carolina Fund	Class A	Class B	Class C

Management Fees	0.34%	0.34%	0.34%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%
Other Expenses (total including Interest Expense)*	0.58%	0.58%	0.58%
Interest Expense	0.37%	0.37%	0.37%
Other Expenses (excluding Interest Expense)	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses	1.12%	1.87%	1.87%

Tennessee Fund	Class A	Class B	Class C

Management Fees	0.28%	0.28%	0.28%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%
Other Expenses (total including Interest Expense)*	0.44%	0.44%	0.44%
Interest Expense	0.19%	0.19%	0.19%
Other Expenses (excluding Interest Expense)	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	0.92%	1.67%	1.67%

Virginia Fund	Class A	Class B	Class C

Management Fees	0.37%	0.37%	0.37%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%
Other Expenses (total including Interest Expense)*	0.74%	0.74%	0.74%
Interest Expense	0.54%	0.54%	0.54%
Other Expenses (excluding Interest Expense)	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses	1.31%	2.06%	2.06%

.

* “Other Expenses” includes interest expense relating to each Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. Each Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. Had these expenses not been included, total “Other Expenses” would have been in the amounts described in the table above as “Other Expenses (excluding Interest Expense)”. See “Investment Objectives & Principal Policies and Risks” for a description of these transactions.

June 27, 2007	12MUNI1/1PS

EATON VANCE CALIFORNIA MUNICIPALS FUND
EATON VANCE FLORIDA MUNICIPALS FUND
EATON VANCE MASSACHUSETTS MUNICIPALS FUND
EATON VANCE MISSISSIPPI MUNICIPALS FUND
EATON VANCE NEW YORK MUNICIPALS FUND
EATON VANCE OHIO MUNICIPALS FUND
EATON VANCE RHODE ISLAND MUNICIPALS FUND
EATON VANCE WEST VIRGINIA MUNICIPALS FUND
Supplement to Prospectus dated February 1, 2007

The following replaces the Annual Fund Operating Expenses tables that appear under “Fund Fees and Expenses”:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

.
California Fund	Class A	Class B	Class C

Management Fees	0.46%	0.46%	0.46%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses (total including Interest Expense)*	0.52%	0.52%	0.52%
Interest Expense	0.37%	0.37%	0.37%
Other Expenses (excluding Interest Expense)	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses	1.23%	1.98%	1.98%
.
Florida Fund	Class A	Class B	Class C

Management Fees	0.42%	0.42%	0.42%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%
Other Expenses (total including Interest Expense)*	0.67%	0.67%	0.67%
Interest Expense	0.50%	0.50%	0.50%
Other Expenses (excluding Interest Expense)	0.17%	0.17%	0.17%
Total Annual Fund Operating Expenses	1.29%	2.04%	2.04%
.
Massachusetts Fund	Class A	Class B	Class C

Management Fees	0.42%	0.42%	0.42%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%
Other Expenses (total including Interest Expense)*	0.59%	0.59%	0.59%
Interest Expense	0.42%	0.42%	0.42%
Other Expenses (excluding Interest Expense)	0.17%	0.17%	0.17%
Total Annual Fund Operating Expenses	1.21%	1.96%	1.96%
.
Mississippi Fund		Class A	Class B

Management Fees		0.15%	0.15%
Distribution and Service (12b-1) Fees		0.20%	0.95%
Other Expenses (total including Interest Expense)*		0.65%	0.65%
Interest Expense		0.19%	0.19%
Other Expenses (excluding Interest Expense)		0.46%	0.46%
Total Annual Fund Operating Expenses		1.00%	1.75%

New York Fund	Class A	Class B	Class C

Management Fees	0.43%	0.43%	0.43%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%
Other Expenses (total including Interest Expense)*	0.65%	0.65%	0.65%
Interest Expense	0.49%	0.49%	0.49%
Other Expenses (excluding Interest Expense)	0.16%	0.16%	0.16%
Total Annual Fund Operating Expenses	1.28%	2.03%	2.03%

Ohio Fund	Class A	Class B	Class C

Management Fees	0.41%	0.41%	0.41%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%
Other Expenses (total including Interest Expense)*	0.64%	0.64%	0.64%
Interest Expense	0.47%	0.47%	0.47%
Other Expenses (excluding Interest Expense)	0.17%	0.17%	0.17%
Total Annual Fund Operating Expenses	1.25%	2.00%	2.00%

Rhode Island Fund	Class A	Class B	Class C

Management Fees	0.28%	0.28%	0.28%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%
Other Expenses (including Interest Expense)*	0.62%	0.62%	0.62%
Interest Expense	0.35%	0.35%	0.35%
Other Expenses (excluding Interest Expense)	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses	1.10%	1.85%	1.85%

West Virginia Fund		Class A	Class B

Management Fees		0.20%	0.20%
Distribution and Service (12b-1) Fees		0.20%	0.95%
Other Expenses (total including Interest Expense)*		0.53%	0.53%
Interest Expense		0.18%	0.18%
Other Expenses (excluding Interest Expense)		0.35%	0.35%
Total Annual Fund Operating Expenses		0.93%	1.68%

*	“Other Expenses” includes interest expense relating to each Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. Each Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. Had these expenses not been included, total “Other Expenses” would have been in the amounts described in the table above as “Other Expenses (excluding Interest Expense)”. See “Investment Objectives & Principal Policies and Risks” for a description of these transactions.

June 27, 2007	TFC2/1PS

EATON VANCE MASSACHUSETTS MUNICIPALS FUND I Shares Supplement to Prospectus dated February 1, 2007

The following replaces the Annual Fund Operating Expenses table that appears under “Fund Fees and Expenses”:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	0.42%
Other Expenses (total including Interest Expense)*	0.59%
Interest Expense	0.42%
Other Expenses (excluding Interest Expense)	0.17%
Total Annual Fund Operating Expenses	1.01%

* “Other Expenses” includes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. Had this expense not been included, total “Other Expenses” would have been in the amount described in the table above as “Other Expenses (excluding Interest Expense)”. See
“Investment Objective & Principal Policies and Risks” for a description of these transactions.

June 27, 2007	MAIPS

EATON VANCE NATIONAL MUNICIPALS FUND Supplement to Prospectus dated February 1, 2007

The following replaces the Annual Fund Operating Expenses table that appears under “Fund Fees and Expenses”:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A	Class B	Class C	Class I

Management Fees	0.37%	0.37%	0.37%	0.37%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	n/a
Other Expenses (total including Interest Expense)*	0.71%	0.71%	0.71%	0.71%
Interest Expense	0.61%	0.61%	0.61%	0.61%
Other Expenses (excluding Interest Expense)	0.10%	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses	1.33%	2.08%	2.08%	1.08%

*	“Other Expenses” includes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. Had this expense not been included, total “Other Expenses” would have been in the amounts described in the table above as “Other Expenses (excluding Interest Expense)”. See “Investment Objective & Principal Policies and Risks” for a description of these transactions.

June 27, 2007	HMPS